Shareholders' (Deficit) Equity (Details) - Schedule of key inputs into public warrants - CIK 0001853314 Gesher I Acquisition Corp - $ / shares	Oct. 14, 2021	Sep. 30, 2022	Jun. 30, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (in Dollars per share)		$ 10.10	$ 10.10
Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price (in Dollars per share)	$ 11.50
Stock price (in Dollars per share)	$ 9.26
Volatility	0.30%
Term	5 years
Risk-free rate	0.0093%
Dividend yield	0.00%